Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2018	May 14, 2018
Document And Entity Information
Entity Registrant Name	RC-1, Inc.
Entity Central Index Key	0001665598
Document Type	POS AM
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment description	On April 27, 2016, we filed a registration statement with the Securities and Exchange Commission, or the SEC, on Form S-1 (File No. 333-210960) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the SEC on July 15, 2016 to initially register for resale by the selling stockholders identified in the prospectus an aggregate of 1,574,477 shares of our common stock, par value $0.0001 per share. This post-effective amendment is being filed to (i) include information from our Annual Report on Form 10-K for the year ended December 31, 2017 (the “Annual Report”) and for the three month period ended March 31, 2018; and (ii) update certain other information in the prospectus relating to the offering and sale of the shares that were registered for resale on the Form S-1. No additional securities are being registered under this post-effective amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,929,581
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018